Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Financial Instruments

11. FINANCIAL INSTRUMENTS

Recorded Financial Instruments

Recorded financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, the current portion of long-term obligations, borrowings under our revolving credit agreements and debt instruments included in other long-term obligations. At December 31, 2011 and 2010, the fair values of cash and cash equivalents, accounts receivable, accounts payable and the current portion of long-term obligations approximated their carrying values due to the short-term nature of these instruments.

The fair values of variable rate borrowings under our revolving credit agreements and debt instruments included in long-term obligations also approximate their carrying value based upon interest rates available for similar instruments with consistent terms and remaining maturities.

Derivative Financial Instrument

Periodically, we enter into interest rate swap agreements to reduce our exposure to interest rate risk from changing interest rates under our revolving credit agreements. Under the terms of the swap agreements, we agree to exchange, at specified intervals, the difference between fixed and variable interest amounts calculated by reference to the notional principal amount. Any differences paid or received on our interest rate swap agreements are recognized as adjustments to interest expense over the life of each swap, thereby adjusting the effective interest rate on the underlying obligation. Financial instruments are not held or issued for trading purposes. In order to obtain hedge accounting treatment, any derivatives used for hedging purposes must be designated as, and effective as, a hedge of an identified risk exposure at the inception of the contract. Changes in the fair value of the derivative contract must be highly correlated with changes in the fair value of the underlying hedged item at inception of the hedge and over the life of the hedge contract. Accordingly, we record all derivative instruments as either assets or liabilities in the consolidated balance sheets at their respective fair values. We record the change in the fair value of a derivative instrument designated as a cash flow hedge in other comprehensive income to the extent the derivative is effective and recognize the change in the consolidated statements of income when the hedged item affects earnings.

We were party to an interest rate swap agreement with a notional amount of $10,000 that matured in October 2011 and was designated as a cash flow hedge. This swap effectively exchanged the variable rate of 30-day LIBOR to a fixed interest rate of 5.07%. During 2011, 2010 and 2009, the hedging relationship was determined to be highly effective in achieving offsetting changes in cash flows.

We were party to an interest rate swap agreement with a notional amount of $10,000 that matured in October 2009 and was designated as a cash flow hedge. This swap effectively exchanged the variable rate of 30-day LIBOR to a fixed interest rate of 5.04%. During 2009, the hedging relationship was determined to be highly effective in achieving offsetting changes in cash flows.

The negative fair value of the derivative financial instrument was $399 at December 31, 2010, and is included, net of accrued interest, in accrued expenses and other current liabilities in the consolidated balance sheet. See Note 12. At December 31, 2010, $238, net of deferred tax benefits of $146, was included in accumulated OCL associated with the cash flow hedge.

The net change in OCL during 2011, 2010 and 2009, reflected the reclassification of $244, net of income tax benefit of $155, $301, net of income tax benefit of $185 and $527, net of income tax benefit of $320, respectively, of unrealized losses from accumulated OCL to current period earnings (recorded in interest expense, net in the consolidated statements of income).

Off-Balance Sheet Financial Instruments

At December 31, 2011 and 2010, we were contingently liable under standby letters of credit aggregating $3,006 and $3,399, respectively, which are primarily used as collateral to cover any contingency related to additional risk assessments pertaining to our self-insurance programs. Additionally, at December 31, 2011, we were contingently liable under various standby letters of credit and performance bonds aggregating approximately $5,400 that are used as collateral to cover any contingencies related to our nonperformance to certain customers. We do not expect any material losses to result from the issuance of the standby letters of credit or performance bonds because our obligations under the self-insurance programs and to certain customers will be met in the ordinary course of business. Accordingly, the estimated fair value of these instruments is zero.

Concentrations of Credit Risk

Financial instruments which potentially subject us to concentrations of credit risk consist principally of cash investments and accounts receivable. Temporary cash investments are placed with high credit quality financial institutions and we limit the amount of credit exposure to any one financial institution or investment. Concentrations of credit risk with respect to accounts receivable are limited due to the large number of customers comprising the customer base and their dispersion across many different geographical regions.